Indemnification assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Indemnification assets	€ 15.4	€ 35.4	€ 79.4
Release of indemnified provision	(20.0)	(44.0)
Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Indemnification Assets Recognised As Of Acquisition Date	3.5	5.6
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets	€ 12.0	€ 29.8